Leases (Maturity of lease liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Maturities of lease liabilities
2020	$ 71
2021	29
Thereafter	0
Total undiscounted cash flows	100
Less: imputed interest	(3)
Present value of lease liabilities	$ 97